STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 9 – STOCKHOLDERS' EQUITY

On May 2, 2012, the Company filed amended and restated Articles of Incorporation. Among other changes, the Company increased the number of authorized shares of common stock, $0.001 par value to 150,000,000. Additionally, the Company is now authorized to issue 5,000,000 shares of preferred stock, $0.001 par value with such designations, preferences and participating, optional or other special rights and qualifications, limitations or restrictions thereof as shall be determined by the Company’s Board of Directors.